ACQUISITIONS (Details 12) (Bearing Point, USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS
Ownership interest acquired (as a percent)	100.00%
Purchase price	$ 7,465
Cash consideration paid	3,601
Fair value of cash consideration	3,864
Amount of deferred compensation paid and expensed		1,025
Service period	P3Y
Net tangible assets:
Assets	6,729
Liabilities	(5,180)
Total	1,549
Intangible assets acquired:
Goodwill	4,266
Deferred tax liability	(707)
Total	5,916
Total consideration	7,465
Pro forma financial information
Net revenues			368,538	238,002
Net income			2,484	17,690
Net income per share
Basic (in dollars per share)			$ 0.05	$ 0.44
Diluted (in dollars per share)			$ 0.05	$ 0.41
Customer relationship
Intangible assets acquired:
Intangible assets acquired	1,845
Estimated useful life
Estimated useful life	5 years
Trade name
Intangible assets acquired:
Intangible assets acquired	$ 512
Estimated useful life
Estimated useful life	2 years